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                        NORTHSTAR HIGH-YIELD INVESTMENTS
                    Prospectus Supplement dated May 1, 1998
                       to Prospectus dated March 1, 1998

The disclosure on page 6 of the Prospectus is hereby amended to reflect that:

Effective May 1, 1998, the Northstar Strategic Income Fund's co-managers will be Ole Dial and Jeffrey Aurigemma.

                          ---------------------------

The following information supplements or replaces the information contained in the section of the Fund's prospectus entitled "MEET THE PORTFOLIO MANAGERS";

Effective May 1, 1998, the language on page 10 of the Prospectus has been changed to read as follows:

JEFFREY AURIGEMMA
Jeffrey Aurigemma has managed the Northstar High Yield Fund since May 1997, co-managed the Northstar High Total Return Fund II and the Northstar High Total Return Fund since March 1998 and has co-managed the Northstar Strategic Income Fund since May 1998. He joined Northstar in October 1993.

THOMAS OLE DIAL
Thomas Ole Dial has managed the Northstar High Total Return Fund II since its inception and the Northstar Balance Sheet Opportunities Fund since May 1997, and has co-managed the Northstar Strategic Income Fund since May 1998. He has managed the Northstar High Total Return Fund since its inception in November 1993. Mr. Dial, who has over 11 years of investment management experience, joined Northstar in October 1993.

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             THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.

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                                 NORTHSTAR FUNDS
                    Prospectus Supplement dated May 1, 1998
                       to Prospectus dated March 1, 1998

The disclosure on pages 20 and 22 of the Prospectus is hereby amended to reflect that:

Effective May 1, 1998, the Northstar Strategic Income Fund's co-managers will be Ole Dial and Jeffrey Aurigemma and the Northstar Government Securities Fund's sole portfolio manager will be Jim Mahnke.

                          ---------------------------

The following information supplements or replaces the information contained in the section of the Fund's prospectus entitled "MEET THE PORTFOLIO MANAGERS":

Effective May 1, 1998, the language on page 24 of the Prospectus has been changed to read as follows:

JEFFREY AURIGEMMA
Jeffrey Aurigemma has managed the Northstar High Yield Fund since May 1997, co-managed the Northstar High Total Return Fund II and the Northstar High Total Return Fund since March 1998 and has co-managed the Northstar Strategic Income Fund since May 1998. He joined Northstar in October 1993.

THOMAS OLE DIAL
Thomas Ole Dial has managed the Northstar High Total Return Fund II since its inception and the Northstar Balance Sheet Opportunities Fund since May 1997, and has co-managed the Northstar Strategic Income Fund since May 1998. He has managed the Northstar High Total Return Fund since its inception in November 1993. Mr. Dial, who has over 11 years of investment management experience, joined Northstar in October 1993.

JIM MAHNKE
Jim Mahnke has managed the Northstar Government Securities Fund since May 1998.

Mr. Mahnke has over 13 years of investment management experience. At ReliaStar Investment Research, an affiliate of Northstar, he serves as a Senior Vice President and Portfolio Manager. Prior to joining ReliaStar, Mr. Mahnke was a Vice President and Portfolio Manager of Alliance Capital Management.

                          ---------------------------

             THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.